PREPAYMENT	6 Months Ended
Mar. 31, 2025
Schedule Of Prepayments
PREPAYMENT

NOTE 5 – PREPAYMENT

Prepayment consist of the following:

	As of
	March 31, 2025	September 30, 2024

Development of Enterprise Planning System*	$1,854,780	$1,857,310
Prepaid marketing expenses**	1,922,434	2,670,240
Total	3,777,214	4,527,550
Less: Amount classified as non-current assets	(434,690)	(1,179,873)
Amount classified as current assets	$3,342,524	$3,347,677

*	Pursuant to the software development agreement, development of Enterprise Resources Planning System is expected to be completed in coming year.

**	Prepaid marketing expenses were made to vendors for 2-year marketing services including investor relations, media coverage, advertising and monitoring of social media, production of marketing materials and translation services.

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2024

(Stated in US Dollars)